UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05526

J.P. Morgan Mutual Fund Investment Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Investment Trust

Schedule of Portfolio Investments as of March 31, 2013

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.9%
	Consumer Discretionary — 17.2%
	Automobiles — 1.8%
354	Harley-Davidson, Inc.	18,858
256	Tesla Motors, Inc. (a)	9,688

		28,546

	Diversified Consumer Services — 0.7%
297	Sotheby’s	11,100

	Hotels, Restaurants & Leisure — 2.5%
498	Apollo Global Management LLC, Class A	10,787
309	Las Vegas Sands Corp.	17,418
303	Marriott International, Inc., Class A	12,795

		41,000

	Internet & Catalog Retail — 2.5%
106	Amazon.com, Inc. (a)	28,168
17	priceline.com, Inc. (a)	11,626

		39,794

	Media — 2.4%
312	DIRECTV (a)	17,674
371	Walt Disney Co. (The)	21,061

		38,735

	Specialty Retail — 5.3%
447	Home Depot, Inc. (The)	31,213
224	O’Reilly Automotive, Inc. (a)	22,971
224	Ross Stores, Inc.	13,597
341	Williams-Sonoma, Inc.	17,563

		85,344

	Textiles, Apparel & Luxury Goods — 2.0%
389	Michael Kors Holdings Ltd., (Hong Kong) (a)	22,063
218	Wolverine World Wide, Inc.	9,664

		31,727

	Total Consumer Discretionary	276,246

	Consumer Staples — 0.7%
	Food Products — 0.7%
649	Dean Foods Co. (a)	11,774

	Energy — 4.7%
	Energy Equipment & Services — 2.0%
175	Dril-Quip, Inc. (a)	15,237
256	Oceaneering International, Inc.	16,975

		32,212

	Oil, Gas & Consumable Fuels — 2.7%
195	Cabot Oil & Gas Corp.	13,197
170	Concho Resources, Inc. (a)	16,602
195	Phillips 66	13,665

		43,464

	Total Energy	75,676

	Financials — 7.5%
	Capital Markets — 1.8%
322	Lazard Ltd., (Bermuda), Class A	10,979
251	T. Rowe Price Group, Inc.	18,770

		29,749

	Commercial Banks — 2.0%
173	M&T Bank Corp.	17,836
406	U.S. Bancorp	13,783

		31,619

	Diversified Financial Services — 1.2%
362	Moody’s Corp.	19,296

	Insurance — 2.5%
276	ACE Ltd., (Switzerland)	24,511
471	Amtrust Financial Services, Inc.	16,314

		40,825

	Total Financials	121,489

	Health Care — 16.1%
	Biotechnology — 8.1%
529	Aegerion Pharmaceuticals, Inc. (a)	21,356
231	Biogen Idec, Inc. (a)	44,562
648	Gilead Sciences, Inc. (a)	31,687
193	Onyx Pharmaceuticals, Inc. (a)	17,159
85	Regeneron Pharmaceuticals, Inc. (a)	14,994

		129,758

	Health Care Equipment & Supplies — 0.7%
22	Intuitive Surgical, Inc. (a)	10,954

	Health Care Providers & Services — 2.6%
570	Acadia Healthcare Co., Inc. (a)	16,758
435	UnitedHealth Group, Inc.	24,910

		41,668

	Life Sciences Tools & Services — 0.9%
364	Agilent Technologies, Inc.	15,260

	Pharmaceuticals — 3.8%
186	Actavis, Inc. (a)	17,095
205	Allergan, Inc.	22,929
294	Valeant Pharmaceuticals International, Inc., (Canada) (a)	22,026

		62,050

	Total Health Care	259,690

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Industrials — 17.5%
	Aerospace & Defense — 1.1%
96	Precision Castparts Corp.	18,279

	Building Products — 1.1%
486	Fortune Brands Home & Security, Inc. (a)	18,195

	Construction & Engineering — 1.0%
241	Fluor Corp.	16,012

	Electrical Equipment — 2.7%
227	Acuity Brands, Inc.	15,742
321	Generac Holdings, Inc.	11,344
185	Rockwell Automation, Inc.	15,932

		43,018

	Industrial Conglomerates — 1.6%
391	Carlisle Cos., Inc.	26,526

	Machinery — 1.5%
348	Pall Corp.	23,800

	Marine — 1.0%
201	Kirby Corp. (a)	15,444

	Road & Rail — 3.9%
168	Canadian Pacific Railway Ltd., (Canada)	21,854
349	J.B. Hunt Transport Services, Inc.	25,994
370	Old Dominion Freight Line, Inc. (a)	14,128

		61,976

	Trading Companies & Distributors — 3.6%
392	Air Lease Corp.	11,499
290	MSC Industrial Direct Co., Inc., Class A	24,868
415	Rush Enterprises, Inc., Class A (a)	10,005
138	Watsco, Inc.	11,583

		57,955

	Total Industrials	281,205

	Information Technology — 31.2%
	Communications Equipment — 3.7%
758	Aruba Networks, Inc. (a)	18,751
110	F5 Networks, Inc. (a)	9,834
206	Palo Alto Networks, Inc. (a)	11,637
288	QUALCOMM, Inc.	19,262

		59,484

	Computers & Peripherals — 5.4%
195	Apple, Inc.	86,202

	Electronic Equipment, Instruments & Components — 1.2%
259	Amphenol Corp., Class A	19,364

	Internet Software & Services — 7.9%
406	Dealertrack Technologies, Inc. (a)	11,940
476	eBay, Inc. (a)	25,793
76	Google, Inc., Class A (a)	60,346
68	LinkedIn Corp., Class A (a)	11,937
274	OpenTable, Inc. (a)	17,231

		127,247

	IT Services — 6.0%
121	Alliance Data Systems Corp. (a)	19,556
318	FleetCor Technologies, Inc. (a)	24,351
43	Mastercard, Inc., Class A	23,431
168	Visa, Inc., Class A	28,482

		95,820

	Semiconductors & Semiconductor Equipment — 2.9%
156	ASML Holding N.V., (Netherlands)	10,622
636	Avago Technologies Ltd., (Singapore)	22,838
381	Broadcom Corp., Class A	13,219

		46,679

	Software — 4.1%
355	Infoblox, Inc. (a)	7,699
244	Red Hat, Inc. (a)	12,322
82	Salesforce.com, Inc. (a)	14,575
162	SolarWinds, Inc. (a)	9,580
243	Splunk, Inc. (a)	9,739
208	Workday, Inc., Class A (a)	12,788

		66,703

	Total Information Technology	501,499

	Materials — 3.0%
	Chemicals — 3.0%
121	PPG Industries, Inc.	16,247
189	Sherwin-Williams Co. (The)	31,937

	Total Materials	48,184

	Total Common Stocks (Cost $1,157,238)	1,575,763

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.8%
	Investment Company — 1.8%
29,245	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $29,245)	29,245

	Total Investments — 99.7% (Cost $1,186,483)	1,605,008
	Other Assets in Excess of Liabilities — 0.3%	4,845

	NET ASSETS — 100.0%	$1,609,853

Percentages indicated are based on net assets.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$423,106
Aggregate gross unrealized depreciation	(4,581)

Net unrealized appreciation/depreciation	$418,525

Federal income tax cost of investments	$1,186,483

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,605,008	$—	$—	$1,605,008

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 29, 2013

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
May 29, 2013